Long-Term Debt Maturities (Detail) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 929,047
2024 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	2,848
2025 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	12,096
2026 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	376,345
2027 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	582
Thereafter [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 537,176